UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
                Houston, TX 77024-3925
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street
                Boston, MA 02110
(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66221

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Commonwealth International
Series Trust
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
713-781-2856

DISTRIBUTOR
UMB Distribution Services, LLC
803 West Michigan Street
Milwaukee, WI 53233

TRANSFER AGENT & ADMINISTRATOR
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66221	Commonwealth Australia/New Zealand Fund Africa Fund Commonwealth Japan Fund Commonwealth Global Fund Commonwealth Real Estate Securities Fund SEMI-ANNUAL REPORT April 30, 2012

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Table of Contents

Performance Overview	1
Portfolio Composition	2
Schedules of Investments	3
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16

Notes to Financial Statements	21

Additional Information	29

Approval of the Renewal of Investment Advisory Agreements	31

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

PERFORMANCE OVERVIEW – April 30, 2012 (Unaudited)

		Average Annual Total Returns
		as of April 30, 2012				Gross	Net

	Inception					Expense	Expense
	Date	1 Year	5 Year	10 Year	Inception	Ratio**	Ratio**

Commonwealth Australia/New Zealand Fund	11/25/91	2.36%	0.23%	10.36%	5.66%	3.08%	3.08%
Africa Fund*	11/07/11	—	—	—	3.60%	4.86%	3.61%
Commonwealth Japan Fund	07/10/89	-1.08%	-6.38%	-1.75%	-4.83%	3.94%	3.94%
Commonwealth Global Fund	12/03/02	-11.01%	-1.74%	—	7.03%	3.05%	3.05%
Commonwealth Real Estate Securities Fund	01/05/04	-1.18%	-4.42%	—	2.48%	3.33%	3.33%

* Commenced operations on November 8, 2011. Inception total return performance is cumulative.
The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses. Performance data represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Funds can be found in the Funds’ Prospectus. To obtain performance information current to the most recent month end, please call 1-888-345-1898.
**
The above expense ratios are from the Funds’ Prospectus dated February 28, 2012. Additional information pertaining to the Funds’ expense ratios as of April 30, 2012 can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund net operating expenses would be 3.08%, 3.61%, 3.91%, 3.05% and 3.29% for the Australia/New Zealand Fund, Africa Fund, Japan Fund, Global Fund and the Real Estate Securities Fund, respectively.

Investment Risks

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including high-grade fixed income securities. The net asset values per share of a Fund will fluctuate as the value of these securities in the portfolio changes.

The Funds’ investments in debt and/or fixed income securities also contain risk factors. The value of these securities tends to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.

The Fund’s expenses, as with any mutual fund, detract from the Fund’s performance. The Fund’s asset levels have a direct effect on the expense indirectly paid by shareholders. To the extent the Fund’s assets decline and the expenses of the Fund rise or do not decrease proportionately, performance will be negatively impacted.

International investing involves increased risk and volatility. An investment in a Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Because the Commonwealth Australia/New Zealand Fund, Africa Fund and the Commonwealth Japan Fund invest primarily in industries located principally in Australia/New Zealand, Africa and Japan, the Funds are particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer of those countries.

The Commonwealth Real Estate Securities Fund’s investments in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Investments are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

By itself none of the Funds constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather change in the value of their investments. Investors should refer to the Funds’ prospectus for a more complete description of risks associated with investing in and of the Funds.

1

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

PORTFOLIO COMPOSITION – April 30, 2012* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or	Percent of Total
Security Type	Investments

Commercial Services	21.5%
Healthcare – Services	8.0%
Transportation	7.1%
Mining	6.4%
Retail	6.3%
Oil & Gas	5.7%
Telecommunications	4.0%
REITS	3.9%
Electric	3.8%
Media	3.3%
Home Furnishings	3.0%
Engineering & Construction	3.0%
Bonds – New Zealand	2.9%
Diversified Financial Services	2.8%
Metal Fabricate/Hardware	2.7%
Building Materials	2.5%
Insurance	2.5%
Preferred Stocks	2.4%
Electrical Components & Equipment	2.2%
Healthcare – Products	2.1%
Bonds – Australia	1.1%
Chemicals	0.9%
Agriculture	0.9%
Apparel	0.5%
Computers	0.4%
Short-Term Investments	0.1%

100.0%

AFRICA FUND
Country or	Percent of Total
Security Type	Investments

Short-Term Investments	30.8%
South Africa	22.7%
Exchange Traded Funds – Africa Region	20.5%
Exchange Traded Funds – South Africa	19.2%
Bonds – South Africa	2.8%
United Kingdom	2.2%
Egypt	1.8%

100.0%

COMMONWEALTH JAPAN FUND
Industry or	Percent of Total
Security Type	Investments

Transportation	26.2%
Auto Parts & Equipment	6.6%
Healthcare – Products	6.4%
Electronics	6.0%
Machinery – Diversified	5.9%
Computers	5.5%
Electric	4.6%
Real Estate	4.4%
Cosmetics/Personal Care	4.4%
Engineering & Construction	4.2%
Distribution/Wholesale	4.1%
Hand/Machine Tools	2.9%
Entertainment	2.8%
Insurance	2.7%
Toys/Games/Hobbies	2.4%
Retail	2.4%
REITS	2.1%
Beverages	1.9%
Chemicals	1.7%
Banks	1.4%
Call Options	0.8%
Metal Fabricate/Hardware	0.4%
Short-Term Investments	0.2%

100.0%

COMMONWEALTH GLOBAL FUND
Country or	Percent of Total
Security Type	Investments

United States	35.3%
United Kingdom	15.3%
Short-Term Investments	10.9%
Switzerland	6.1%
France	5.4%
Israel	4.8%
Bermuda	3.1%
Spain	2.4%
Mexico	2.4%
Guernsey	2.3%
Japan	2.3%
Netherlands	2.3%
Canada	2.2%
Germany	2.0%
South Africa	1.2%
India	1.2%
Brazil	0.8%

100.0%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or	Percent of Total
Security Type	Investments

REITS – Office Property	13.9%
REITS – Apartments	10.7%
REITS – Hotels	8.7%
Building Materials	8.2%
Lodging	7.5%
Real Estate	6.0%
Home Builders	5.8%
REITS – Storage	5.6%
REITS – Diversified	5.5%
Telecommunications	4.0%
REITS – Shopping Centers	3.5%
Bonds	3.2%
Exchange Traded Funds	3.1%
Retail	2.3%
Engineering & Construction	2.0%
Call Options	2.0%
Savings & Loans	1.9%
REITS – Warehouse/Industries	1.9%
REITS – Health Care	1.7%
REITS – Single Tenant	1.3%
Short-Term Investments	1.0%
Entertainment	0.2%

100.0%

* Portfolio composition is subject to change.

2

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

SCHEDULE OF INVESTMENTS – April 30, 2012* (Unaudited)
Commonwealth Australia/New Zealand Fund
	Shares	Value

AUSTRALIA (24.4%)
COMMON STOCKS (23.3%)
APPAREL (0.5%)
Billabong International, Ltd.	36,715	$100,993

BUILDING MATERIALS (0.7%)
James Hardie Industries NV – ADR	4,200	163,947

CHEMICALS (0.9%)
Nufarm, Ltd.	39,806	204,061

COMPUTERS (0.4%)
Computershare, Ltd.	10,000	87,628

ELECTRIC (2.3%)
AGL Energy, Ltd.	31,974	499,063

HEALTHCARE – PRODUCTS (1.3%)
Cochlear, Ltd.	4,000	273,616

HEALTHCARE – SERVICES (1.6%)
Sonic Healthcare Ltd.	25,628	336,726

INSURANCE (2.5%)
QBE Insurance Group, Ltd.	36,988	533,388

MINING (6.4%)
Orica Ltd.	12,877	360,520
OZ Minerals Ltd.	30,866	300,060
PanAust, Ltd. (1)	210,000	713,318

		1,373,898

OIL & GAS (3.0%)
Santos Ltd.	27,826	406,486
Woodside Petroleum, Ltd.	6,518	237,156

		643,642

RETAIL (1.6%)
Wesfarmers, Ltd.	11,073	349,355

TRANSPORTATION (2.1%)
Asciano Group	93,333	459,986

TOTAL COMMON STOCKS (Cost $3,953,553)		5,026,303

	Principal

CORPORATE BONDS (1.1%)
CBA Capital Australia, Ltd., 3.59%,
4/15/15 (2)(3)(4)	$300,000	231,219

TOTAL CORPORATE BONDS (Cost $202,443)		231,219

TOTAL AUSTRALIA (Cost $4,155,996)		5,257,522

	Shares

NEW ZEALAND (75.4%)
COMMON STOCKS (70.1%)
AGRICULTURE (0.9%)
PGG Wrightson, Ltd. (1)	609,340	194,322

BUILDING MATERIALS (1.7%)
Fletcher Building Ltd.	73,291	375,184

COAL (0.0%)
Pike River Coal, Ltd. (1) (5)	1,145,295	—

COMMERCIAL SERVICES (21.5%)
Guinness Peat Group PLC	495,906	202,763
Mowbray Collectables, Ltd. (6)	821,593	302,335
Northland Port Corp. (NZ), Ltd.	81,425	133,170
Port of Tauranga, Ltd.	107,248	1,008,572
South Port New Zealand, Ltd.	1,027,930	2,984,088

		4,630,928

DIVERSIFIED FINANCIAL SERVICES (2.8%)
Heartland New Zealand Ltd. (1)	1,252,765	594,179

ELECTRIC (1.4%)
Infratil, Ltd.	200,774	311,126

ELECTRICAL COMPONENTS & EQUIPMENT (2.2%)
Cavotec SA (1)	130,250	465,089

ENGINEERING & CONSTRUCTION (3.0%)
Auckland International Airport Ltd.	307,229	635,627

HEALTHCARE – PRODUCTS (0.9%)
Ebos Group Ltd.	30,000	187,673

HEALTHCARE – SERVICES (6.4%)
Ryman Healthcare, Ltd.	400,000	1,036,905
Wakefield Health Ltd.	90,588	337,056

		1,373,961

HOME FURNISHINGS (3.0%)
Scott Technology, Ltd.	471,628	652,268

MEDIA (3.3%)
Sky Network Television, Ltd.	159,745	713,246

METAL FABRICATE/HARDWARE (2.7%)
Methven, Ltd.	606,250	575,082

OIL & GAS (2.7%)
New Zealand Oil & Gas, Ltd.	924,805	582,319

REITS (3.9%)
Goodman Property Trust	353,011	300,221
Vital Healthcare Property Trust	529,146	540,886

		841,107

See accompanying notes to financial statements.
3

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

SCHEDULE OF INVESTMENTS – April 30, 2012 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (75.4%) – Continued
COMMON STOCKS (70.1%) – Continued
RETAIL (4.7%)
Briscoe Group, Ltd.	405,000	$516,653
Colonial Motor Co., Ltd.	199,565	494,478

		1,011,131

TELECOMMUNICATIONS (4.0%)
TeamTalk, Ltd.	445,094	869,900

TRANSPORTATION (5.0%)
Freightways, Ltd.	173,540	588,935
Mainfreight, Ltd.	60,000	483,289

		1,072,224

TOTAL COMMON STOCKS (Cost $11,944,136)		15,085,376

PREFERRED STOCKS (2.4%)
INVESTMENT COMPANIES (2.4%)
ASB Capital, Ltd., 3.80% (2) (3)	954,218	522,808

TOTAL PREFERRED STOCKS (Cost $686,799)		522,808

	Principal

CORPORATE BONDS (2.9%)
Credit Agricole SA, 10.04%,
12/29/49 (2) (3) (4)	$600,000	255,628
Sky Network Television, Ltd., 3.60%,
10/16/16 (2) (3) (4)	500,000	363,898

TOTAL CORPORATE BONDS (Cost $657,653)		619,526

TOTAL NEW ZEALAND (Cost $13,288,588)		16,227,710

SHORT-TERM INVESTMENTS (0.1%)
Fifth Third Bank Institutional Govt.
Money Market Fund, 0.01% (7)	12,632	12,632

TOTAL SHORT-TERM INVESTMENTS (Cost $12,632)		12,632

TOTAL INVESTMENTS (99.9%) (Cost $17,457,216)		21,497,864
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		23,262

NET ASSETS (100.0%)		$21,521,126

(1)	Non-income producing.
(2)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2012.
(3)	Callable.
(4)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(5)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(6)	Affiliated Investment. See Note 5 of the Notes to Financial Statements.
(7)	Rate disclosed is the seven day yield as of April 30, 2012.
ADR — American Depository Receipt
PLC — Public Limited Company

See accompanying notes to financial statements.
4

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

SCHEDULE OF INVESTMENTS – April 30, 2012 (Unaudited)

Africa Fund

	Shares	Value
COMMON STOCKS (29.3%)
EGYPT (2.0%)
Orascom Construction Industries ADR	400	$17,504

SOUTH AFRICA (24.9%)
Capitec Bank Holdings Ltd.	1,000	28,559
Discovery Holdings Ltd.	4,000	26,501
Grindrod Ltd.	12,000	24,005
Imperial Holdings Ltd. ADR	1,200	26,232
MTN Group Ltd. ADR	1,600	28,144
Sasol Ltd. ADR	700	33,201
Shoprite Holdings, Ltd. ADR	900	30,744
Standard Bank Group Ltd./South Africa ADR	700	20,580

		217,966

UNITED KINGDOM (2.4%)
SABMiller PLC ADR	500	21,135

TOTAL COMMON STOCKS (Cost $243,227)		256,605

EXCHANGE TRADED FUNDS (43.8%)
UNITED STATES (43.8%)
iShares MSCI South Africa Index Fund	2,700	185,220
Market Vectors Africa Index ETF	6,640	197,540

TOTAL EXCHANGE TRADED FUNDS (Cost $361,525)		382,760

	Principal
INTERNATIONAL BONDS (3.1%)
SOUTH AFRICA (3.1%)
South Africa Government Bond,
8.00%, 12/21/18 (1)	R200,000	26,671

TOTAL INTERNATIONAL BONDS (Cost $26,703)		26,671

	Shares
SHORT-TERM INVESTMENTS (33.9%)
Fifth Third Bank Institutional Govt.
Money Market Fund, 0.01% (2)	296,920	296,920

TOTAL SHORT-TERM INVESTMENTS (Cost $296,920)		296,920

TOTAL INVESTMENTS (110.1%) (Cost $928,375)		962,956
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.1%)		(88,342)

NET ASSETS (100.0%)		$874,614

(1)	Principal amount shown in South African Rand; value shown in U.S. Dollars.
(2)	Rate disclosed is the seven day yield as of April 30, 2012.
ADR — American Depository Receipt
PLC — Public Limited Company

See accompanying notes to financial statements.
5

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

SCHEDULE OF INVESTMENTS – April 30, 2012 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (91.6%)
AUTO PARTS & EQUIPMENT (6.1%)
NGK Spark Plug Co., Ltd.	6,000	$86,122
Sumitomo Rubber Industries, Ltd.	10,000	139,279

		225,401

BANKS (1.3%)
Mizuho Financial Group, Inc.	30,000	47,721

BEVERAGES (1.7%)
Kirin Holdings Co., Ltd.	5,000	64,003

CHEMICALS (1.6%)
JSR Corp.	3,000	59,594

COMPUTERS (5.0%)
Fujitsu, Ltd.	10,000	48,848
INES Corp.	5,000	39,454
Melco Holdings, Inc.	2,500	58,742
Otsuka Corp.	500	40,268

		187,312

COSMETICS/PERSONAL CARE (4.1%)
Unicharm Corp.	2,700	150,827

DISTRIBUTION/WHOLESALE (3.8%)
Marubeni Corp.	20,000	139,780

ELECTRIC (4.3%)
Hokkaido Electric Power Co., Inc.	6,000	84,469
Tohoku Electric Power Co., Inc. (1)	7,000	73,560

		158,029

ELECTRONICS (5.5%)
Hamamatsu Photonics K.K.	1,500	60,026
Hoya Corp.	4,000	92,185
Star Micronics Co., Ltd.	5,000	53,294

		205,505

ENGINEERING & CONSTRUCTION (3.9%)
Kajima Corp.	33,000	94,238
Taihei Dengyo Kaisha, Ltd.	6,000	49,900

		144,138

ENTERTAINMENT (2.6%)
Sankyo Co., Ltd.	2,000	96,693

HAND/MACHINE TOOLS (2.7%)
Meidensha Corp.	28,000	100,301

HEALTHCARE-PRODUCTS (6.0%)
Asahi Intecc Co., Ltd.	4,000	108,266
Terumo Corp.	2,500	115,074

		223,340

INSURANCE (2.5%)
Dai-ichi Life Insurance Co., Ltd.	40	50,701
T & D Holdings, Inc.	4,000	43,437

		94,138

MACHINERY – DIVERSIFIED (5.4%)
Fanuc, Ltd.	1,000	170,216
Torishima Pump Manufacturing Co., Ltd.	2,500	31,782

		201,998

METAL FABRICATE/HARDWARE (0.4%)
Okano Valve Manufacturing Co.	5,000	15,343

REAL ESTATE (4.1%)
Mitsui Fudosan Co., Ltd.	3,000	55,498
Sumitomo Realty & Development Co., Ltd.	4,000	96,393

		151,891

REITS (1.9%)
Fukuoka REIT Corp.	10	72,144

RETAIL (2.2%)
Sugi Holdings Co., Ltd.	2,500	81,037

TOYS/GAMES/HOBBIES (2.2%)
Nintendo Co., Ltd.	600	81,914

TRANSPORTATION (24.3%)
East Japan Railway Co.	1,500	93,562
Hankyu Hanshin Holdings, Inc.	22,000	102,781
Kawasaki Kisen Kaisha Ltd. (1)	30,000	63,878
Keikyu Corp.	13,000	111,698
Keio Corp.	18,000	130,311
Kintetsu World Express, Inc.	2,000	71,919
Mitsui OSK Lines Ltd.	18,000	70,341
Nippon Express Co., Ltd.	15,000	56,926
Tobu Railway Co., Ltd.	18,000	91,758
Yamato Holdings Co., Ltd.	7,000	108,454

		901,628

TOTAL COMMON STOCKS (Cost $2,755,077)		3,402,737

See accompanying notes to financial statements.
6

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

SCHEDULE OF INVESTMENTS – April 30, 2012 (Unaudited)

Commonwealth Japan Fund

	Contracts	Value
CALL OPTIONS (0.7%)
iShares MSCI Japan Index Fund,
Strike Price: $8.00, Expiration 1/19/2013 (1)	150	$26,250
iShares MSCI Japan Index Fund,
Strike Price: $13.00, Expiration 1/19/2013 (1)	145	—

TOTAL CALL OPTIONS (Cost $38,275)		26,250

	Shares
SHORT-TERM INVESTMENTS (0.2%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (2)	6,482	6,482

TOTAL SHORT-TERM INVESTMENTS (Cost $6,482)		6,482

TOTAL INVESTMENTS (92.5%) (Cost $2,799,834)		3,435,469
OTHER ASSETS IN EXCESS OF LIABILITIES (7.5%)		277,961

NET ASSETS (100.0%)		$3,713,430

(1)	Non-income producing.
(2)	Rate disclosed is the seven day yield as of April 30, 2012.
REIT — Real Estate Investment Trusts

See accompanying notes to financial statements.
7

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

SCHEDULE OF INVESTMENTS – April 30, 2012 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (84.0%)
BERMUDA (3.1%)
Bunge, Ltd.	6,500	$419,250

BRAZIL (0.8%)
Vale SA ADR	5,000	111,000

CANADA (2.2%)
InterOil Corp. (1)	5,000	302,200

FRANCE (5.4%)
Arkema SA ADR	4,130	366,992
BNP Paribas ADR	6,000	119,820
Total SA ADR	5,200	250,172

		736,984

GERMANY (2.0%)
Siemens AG ADR	3,000	278,610

GUERNSEY (2.3%)
Amdocs, Ltd. (1)	10,000	320,000

INDIA (1.2%)
ICICI Bank Ltd. ADR	5,000	169,450

ISRAEL (4.8%)
NICE Systems, Ltd. ADR (1)	10,000	384,200
Teva Pharmaceutical Industries, Ltd. ADR	6,000	274,440

		658,640

JAPAN (2.3%)
Nidec Corp. ADR	14,000	314,580

MEXICO (2.4%)
Grupo Televisa SA ADR	15,000	329,550

NETHERLANDS (2.3%)
Unilever NV	9,000	309,150

SOUTH AFRICA (1.3%)
Shoprite Holdings, Ltd. ADR	5,000	170,800

SPAIN (2.4%)
Banco Santander SA ADR	28,046	177,531
Repsol YPF SA ADR	8,000	153,600

		331,131

SWITZERLAND (6.1%)
Nestle SA ADR	7,750	473,835
Roche Holding AG ADR	8,000	366,560

		840,395

UNITED KINGDOM (15.2%)
Anglo American PLC ADR	11,830	228,082
BG Group PLC ADR	10,000	235,700
BP PLC ADR	4,528	196,561
Centrica PLC ADR	3,933	78,699
Diageo PLC ADR	2,000	202,240
InterContinental Hotels Group PLC ADR	10,000	238,800
Old Mutual PLC ADR	13,125	251,344
Prudential PLC ADR	18,000	441,180
Vodafone Group PLC ADR	7,875	219,161

		2,091,767

UNITED STATES (30.2%)
AECOM Technology Corp. (1)	10,000	220,700
AGCO Corp. (1)	5,000	232,850
BorgWarner, Inc. (1)	2,000	158,080
Chemed Corp.	4,200	253,428
Conmed Corp.	15,720	449,435
DENTSPLY International, Inc.	8,700	357,222
DeVry, Inc.	5,000	160,750
Johnson Controls, Inc.	10,000	319,700
KVH Industries, Inc. (1)	30,000	299,400
LifePoint Hospitals, Inc. (1)	4,500	175,590
Lufkin Industries, Inc.	5,000	384,200
Norfolk Southern Corp.	4,000	291,720
Northwest Natural Gas Co.	5,000	228,500
Pentair, Inc.	10,760	466,338
Tenneco, Inc. (1)	5,000	154,150

		4,152,063

TOTAL COMMON STOCKS (Cost $8,679,671)		11,535,570

PREFERRED STOCKS (5.0%)
UNITED STATES (5.0%)
Chesapeake Energy Corp., 4.50% (2)	1,000	80,600
HSBC USA, Inc., Series F, 3.50%,
Callable 6/1/12 (3) (4)	18,000	376,740
HSBC USA, Inc., Series G, 4.00%,
Callable 6/1/12 (3) (4)	10,000	226,800

TOTAL PREFERRED STOCKS (Cost $561,255)		684,140

See accompanying notes to financial statements.
8

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

SCHEDULE OF INVESTMENTS – April 30, 2012 (Unaudited)

Commonwealth Global Fund
	Shares	Value

SHORT-TERM INVESTMENTS (10.8%)
Fifth Third Bank Institutional Govt.
Money Market Fund, 0.01% (5)	1,488,690	$1,488,690

TOTAL SHORT-TERM INVESTMENTS (Cost $1,488,690)		1,488,690

TOTAL INVESTMENTS (99.8%) (Cost $10,729,616)		13,708,400
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		32,534

NET ASSETS (100.0%)		$13,740,934

(1)	Non-income producing.
(2)	Convertible security.
(3)	Callable.
(4)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2012.
(5)	Rate disclosed is the seven day yield as of April 30, 2012.
ADR — American Depository Receipt
PLC — Public Limited Company

See accompanying notes to financial statements.
9

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

SCHEDULE OF INVESTMENTS – April 30, 2012 (Unaudited)

Commonwealth Real Estate Securities Fund
	Shares	Value

COMMON STOCKS (90.9%)
BUILDING MATERIALS (8.2%)
Cemex SAB de CV ADR (1)	14,037	$101,487
CRH PLC ADR	3,000	60,990
James Hardie Industries NV – ADR	9,000	351,315
Lafarge SA ADR	5,000	48,650
Pretoria Portland Cement Co., Ltd. ADR	12,500	95,500

		657,942

ENGINEERING & CONSTRUCTION (2.0%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	106,483
Kajima Corp. ADR	2,000	56,950

		163,433

ENTERTAINMENT (0.2%)
Marriott Vacations Worldwide Corp. (1)	503	14,854

HOME BUILDERS (5.8%)
China Housing & Land Development, Inc. (1)	40,000	65,200
Desarrolladora Homex SAB de CV ADR (1)	7,000	117,670
KB Home	3,500	30,380
MDC Holdings, Inc.	5,000	140,550
Toll Brothers, Inc. (1)	4,500	114,300

		468,100

LODGING (7.5%)
Gaylord Entertainment Co. (1)	5,000	157,400
Home Inns & Hotels Management, Inc. ADR (1)	8,500	201,960
InterContinental Hotels Group PLC ADR	2,000	47,760
Marriott International, Inc., Class A	5,035	196,818

		603,938

REAL ESTATE (6.0%)
Alto Palermo SA ADR	11,500	153,640
Gafisa SA ADR	12,000	44,160
IRSA Inversiones y Representaciones SA ADR	6,000	47,280
WP Carey & Co., LLC	5,000	235,550

		480,630

REITS – APARTMENTS (10.7%)
AvalonBay Communities, Inc.	1,547	224,934
Campus Crest Communities, Inc.	11,000	128,150
Equity Residential	6,000	368,640
Essex Property Trust, Inc.	900	142,173

		863,897

REITS – DIVERSIFIED (5.5%)
Vornado Realty Trust	3,107	266,705
Washington Real Estate Investment Trust	6,000	177,300

		444,005

REITS – HEALTH CARE (1.8%)
Health Care REIT, Inc.	2,500	141,650

REITS – HOTELS (8.7%)
Host Hotels & Resorts, Inc.	15,317	254,875
LaSalle Hotel Properties	11,000	323,510
Pebblebrook Hotel Trust	5,000	120,400

		698,785

REITS – OFFICE PROPERTY (13.9%)
Alexandria Real Estate Equities, Inc.	2,500	187,300
BioMed Realty Trust, Inc.	9,000	178,380
Boston Properties, Inc.	2,500	270,625
Corporate Office Properties Trust SBI MD	4,000	94,200
Douglas Emmett, Inc.	6,000	139,440
SL Green Realty Corp.	3,000	247,320

		1,117,265

REITS – SHOPPING CENTERS (3.5%)
Acadia Realty Trust	4,985	115,552
Saul Centers, Inc.	4,100	164,041

		279,593

REITS – SINGLE TENANT (1.4%)
National Retail Properties, Inc.	4,000	109,520

REITS – STORAGE (5.6%)
Extra Space Storage, Inc.	15,000	455,250

REITS – WAREHOUSE/INDUSTRIES (1.9%)
EastGroup Properties, Inc.	3,000	150,900

RETAIL (2.3%)
Kingfisher PLC ADR	20,000	187,200

SAVINGS & LOANS (1.9%)
Harleysville Savings Financial Corp.	8,675	152,680

See accompanying notes to financial statements.
10

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

SCHEDULE OF INVESTMENTS – April 30, 2012 (Unaudited)

Commonwealth Real Estate Securities Fund
	Shares	Value

COMMON STOCKS (90.9%) – Continued
TELECOMMUNICATIONS (4.0%)
American Tower Corp., Class A	2,500	$163,950
SBA Communications Corp., Class A (1)	3,000	161,220

		325,170

TOTAL COMMON STOCKS (Cost $6,315,442)		7,314,812

EXCHANGE TRADED FUNDS (3.1%)
Guggenheim China Real Estate ETF	8,500	153,519
SPDR Dow Jones International Real Estate ETF	2,500	93,500

TOTAL EXCHANGE TRADED FUNDS (Cost $246,853)		247,019

	Principal

CORPORATE BONDS (3.2%)
BUILDING MATERIALS (3.2%)
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (2)	$250,000	255,156

TOTAL CORPORATE BONDS (Cost $250,221)		255,156

	Contracts

CALL OPTIONS (2.0%)
Autodesk, Inc., Strike Price: $20.00, Expiration 1/19/2013 (1)	70	126,000
St. Joe Co. (The), Strike Price: $10.00, Expiration 1/19/2013 (1)	50	35,000

TOTAL CALL OPTIONS (Cost $149,440)		161,000

	Shares

SHORT-TERM INVESTMENTS (1.0%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (3)	83,796	83,796

TOTAL SHORT-TERM INVESTMENTS (Cost $83,796)		83,796

TOTAL INVESTMENTS (100.2%) (Cost $7,045,752)		8,061,783
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(14,543)

NET ASSETS (100.0%)		$8,047,240

(1)	Non-income producing.
(2)	Callable.
(3)	Rate disclosed is the seven day yield as of April 30, 2012.
ADR — American Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trusts
SPDR — Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.
11

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2012 (Unaudited)

	Commonwealth				Commonwealth
	Australia/		Commonwealth	Commonwealth	Real Estate
	New Zealand Fund	Africa Fund (b)	Japan Fund	Global Fund	Securities Fund

ASSETS:
Investments, at value (Cost $16,698,898,
$928,375, $2,799,834, $10,729,616 and
$7,045,752)	$21,195,529	$962,956	$3,435,469	$13,708,400	$8,061,783
Investments in affiliated companies, at value
(Cost $758,318, $0, $0, $0 and $0)	302,335	—	—	—	—

Total Investments, at value (Cost $17,457,216,
$928,375, $2,799,834, $10,729,616 and
$7,045,752)	21,497,864	962,956	3,435,469	13,708,400	8,061,783
Foreign currency, at value (Cost $90,069,
$100,789, $249,496, $0 and $0)	90,291	100,434	251,389	—	—
Interest and dividends receivable	11,949	956	33,375	92,809	5,697
Receivable for shares of beneficial
interest issued	3,764	16,000	2,000	—	—
Receivable for investments sold	—	—	—	5,555	2,030
Due from adviser (Note 4)	—	5,306	—	—	—
Prepaid expenses	21,098	16,234	15,360	17,956	16,386

Total Assets	21,624,966	1,101,886	3,737,593	13,824,720	8,085,896

LIABILITIES:
Payable for investments purchased	—	220,328	—	18,862	—
Accrued expenses and other payables:
Investment advisory (Note 4)	13,208	—	2,318	8,402	4,902
Administration	14,336	791	2,552	9,322	5,657
Distribution	8,954	314	1,654	5,987	3,327
Accounting and transfer agent	12,532	4,701	7,829	7,056	5,611
Trustee	9,116	230	1,663	5,898	3,368
Compliance	6,180	255	1,120	4,000	2,358
Custodian	2,233	279	876	453	197
Other	37,281	374	6,151	23,806	13,236

Total Liabilities	103,840	227,272	24,163	83,786	38,656

NET ASSETS	$21,521,126	$874,614	$3,713,430	$13,740,934	$8,047,240

NET ASSET VALUE, OFFERING PRICE &
REDEMPTION PRICE PER SHARE:(a)
(1,901,924, 84,456, 1,356,381, 958,453 and
736,635, shares of beneficial interest
outstanding, respectively, par value $0.01,
unlimited shares authorized.)	$11.32	$10.36	$2.74	$14.34	$10.92

NET ASSETS CONSIST OF:
Paid-in-beneficial interest	$18,023,008	$839,600	$3,917,058	$10,664,753	$8,003,981
Accumulated net investment income (loss)	(58,075)	432	(50,069)	(44,616)	(57,482)
Accumulated net realized gains (losses) from
investments, option contracts and foreign
currency transactions	(484,700)	316	(792,379)	142,013	(915,290)
Net unrealized appreciation on
investments, option contracts and
foreign currency translations	4,040,893	34,266	638,820	2,978,784	1,016,031

NET ASSETS	$21,521,126	$874,614	$3,713,430	$13,740,934	$8,047,240

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to the Financial Statements.
(b)	Commenced operations on November 8, 2011.

See accompanying notes to financial statements.
12

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

STATEMENTS OF OPERATIONS – April 30, 2012 (Unaudited)

	Commonwealth				Commonwealth
	Australia/		Commonwealth	Commonwealth	Real Estate
	New Zealand Fund	Africa Fund (a)	Japan Fund	Global Fund	Securities Fund

INVESTMENT INCOME:
Interest income	$39,237	$122	$—	$2,575	$6,443
Dividend income, unaffiliated issuers	440,213	5,799	45,726	192,860	62,868
Foreign tax withholding	(73,619)	—	(3,220)	(17,902)	(112)

Total Investment Income	405,831	5,921	42,506	177,533	69,199

EXPENSES:
Management fees (Note 4)	77,921	2,809	14,364	50,080	28,194
Legal fees	23,775	544	4,649	15,283	8,627
Administration fees	83,490	2,118	15,384	54,350	30,727
Accounting and transfer agent fees	39,050	9,138	25,517	22,973	18,389
Distribution fees	25,974	562	4,788	16,693	9,398
Custodian fees	6,670	515	2,368	1,316	549
Miscellaneous fees	2,353	476	619	1,391	872
Audit fees	15,182	318	2,819	9,766	5,478
Trustee fees and expenses	18,442	463	3,345	12,250	6,975
Consulting services fees	1,337	34	246	873	493
Compliance fees	23,820	592	4,392	15,515	8,761
Insurance fees	9,056	—	2,987	5,598	3,017
State registration and filing fees	10,452	7,940	9,036	9,136	8,745
Printing and postage fees	11,593	275	2,061	6,925	3,869

Total Expenses	349,115	25,784	92,575	222,149	134,094

Waiver of fees and reimbursement of
expenses (Note 4)	—	(20,295)	—	—	—

Net Expenses	349,115	5,489	92,575	222,149	134,094

Net Investment Income (Loss)	56,716	432	(50,069)	(44,616)	(64,895)

REALIZED/UNREALIZED GAIN (LOSS) ON
INVESTMENTS, OPTION CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments,
unaffiliated issuers	484,135	—	123,173	133,070	(200,147)
Net realized loss from option contracts	—	—	(38,716)	—	—
Net realized gain (loss) on foreign
currency transactions	(7,546)	316	(672)	—	—
Net change in unrealized
appreciation/depreciation on:
Investments, unaffiliated issuers	869,634	34,582	(1,893)	552,454	1,138,733
Investments, affiliated issuers	(96,342)	—	—	—	—
Option contracts	—	—	15,525	—	24,300
Foreign currency translations	(4,476)	(316)	3,647	—	—

Net realized/unrealized gain from
investments, option contracts and
foreign currency transactions	1,245,405	34,582	101,064	685,524	962,886

Net Increase In Net Assets Resulting
From Operations	$1,302,121	$35,014	$50,995	$640,908	$897,991

(a)	Reflects operations for the period from November 8, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes to financial statements.
13

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth
	Australia/New Zealand Fund		Africa Fund

	Six Months Ended		Period Ended
	April 30, 2012	Year Ended	April 30, 2012 (a)
	(Unaudited)	October 31, 2011	(Unaudited)

OPERATIONS:
Net investment income (loss)	$56,716	$273,084	$432
Net realized gain (loss) from investments	484,135	955,978	—
Net realized gain (loss) from option contracts	—	—	—
Net realized gain (loss) from foreign currency transactions	(7,546)	31,787	316
Net change in unrealized appreciation/depreciation on investments, option
contracts and foreign currency translations	768,816	(1,282,824)	34,266

Change in net assets resulting from operations	1,302,121	(21,975)	35,014

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:	(231,695)	(370,401)	—
Net realized gains:	—	—	—

Change in net assets from distributions	(231,695)	(370,401)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,273,698	9,208,119	839,600
Dividends reinvested	218,231	347,588	—
Cost of shares redeemed	(3,453,470)	(12,728,855)	—
Redemption fees	2	3,196	—

Change in net assets resulting from capital transactions	(961,539)	(3,169,952)	839,600

Net increase/(decrease) in net assets	108,887	(3,562,328)	874,614
NET ASSETS:
Beginning of period	21,412,239	24,974,567	—

End of period	$21,521,126	$21,412,239	$874,614

Accumulated net investment income (loss)	$(58,075)	$116,904	$432

SHARE TRANSACTIONS:
Issued	218,323	837,765	84,456
Reinvested	22,110	34,968	—
Redeemed	(329,007)	(1,207,361)	—

Change in shares	(88,574)	(334,628)	84,456

(a)	Reflects operations for the period from November 8, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes to financial statements.
14

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth		Commonwealth		Commonwealth
Japan Fund		Global Fund		Real Estate Securities Fund

Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2012	Year Ended	April 30, 2012	Year Ended	April 30, 2012	Year Ended
(Unaudited)	October 31, 2011	(Unaudited)	October 31, 2011	(Unaudited)	October 31, 2011

$(50,069)	$(128,602)	$(44,616)	$(57,332)	$(64,895)	$(122,138)
123,173	55,343	133,070	1,469,039	(200,147)	(57,660)
(38,716)	—	—	—	—	129,128
(672)	10,753	—	—	—	—
17,279	(242,493)	552,454	(1,370,525)	1,163,033	(143,807)

50,995	(304,999)	640,908	41,182	897,991	(194,477)

—	—	—	—	—	—
—	—	(1,322,670)	—	—	—

—	—	(1,322,670)	—	—	—

329,155	6,368,859	360,132	631,685	149,547	599,412
—	—	1,295,250	—	—	—
(460,548)	(6,288,767)	(518,109)	(3,963,349)	(294,009)	(2,174,861)
—	1,559	—	1,731	—	997

(131,393)	81,651	1,137,273	(3,329,933)	(144,462)	(1,574,452)

(80,398)	(223,348)	455,511	(3,288,751)	753,529	(1,768,929)
3,793,828	4,017,176	13,285,423	16,574,174	7,293,711	9,062,640

$3,713,430	$3,793,828	$13,740,934	$13,285,423	$8,047,240	$7,293,711

$(50,069)	$—	$(44,616)	$—	$(57,482)	$7,413

124,878	2,200,096	25,193	38,001	15,210	56,916
—	—	97,903	—	—	—
(173,856)	(2,230,009)	(36,158)	(239,808)	(29,005)	(204,731)

(48,978)	(29,913)	86,938	(201,807)	(13,795)	(147,815)

See accompanying notes to financial statements.
15

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

FINANCIAL HIGHLIGHTS

Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six
	months ended		For the year	For the year	For the year	For the year	For the year
	4/30/12		ended	ended	ended	ended	ended
	(Unaudited)		10/31/11	10/31/10	10/31/09	10/31/08	10/31/07

Net Asset Value, Beginning of Period	$10.76		$10.74	$9.84	$10.87	$20.34	$17.44

Change in net assets from operations:
Net investment income	0.03		0.12	0.08	0.08 (a)	1.04	0.19
Net realized and unrealized gain (loss)
from investments, option contracts
and foreign currency transactions	0.65		0.07 (b)	0.82	1.95	(8.47)	5.00

Total from investment activities	0.68		0.19	0.90	2.03	(7.43)	5.19

Distributions
Net investment income	(0.12)		(0.17)	—	(1.80)	(0.60)	(0.06)
Net realized gains	—		—	—	(1.26)	(1.44)	(2.23)

Total distributions	(0.12)		(0.17)	—	(3.06)	(2.04)	(2.29)

Redemption fees	—	(c)	— (c)	— (c)	— (c)	—	—

Net Asset Value, End of Period	$11.32		$10.76	$10.74	$9.84	$10.87	$20.34

Total return	6.55	%(d)	1.85%	9.15%	29.09%	(40.25)%	32.60%

Net assets at end of period (000’s)	$21,521		$21,412	$24,975	$28,975	$19,964	$45,443
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.36	%(e)	3.08%	3.24%	3.59%	2.74%	2.55%
Ratio of gross expenses before
reimbursement to average net assets	3.36	%(e)	3.08%	3.24%	3.59%	2.74%	2.55%
Ratio of net investment income to average
net assets	0.55	%(e)	1.20%	1.05%	0.95%	5.67%	1.03%
Portfolio turnover rate	5	%(d)	22%	12%	34%	21%	21%

(a)	Calculated using the average shares method.
(b)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.
(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.
16

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

FINANCIAL HIGHLIGHTS

Africa Fund

Selected data for a share outstanding throughout the period indicated:
	For the period
	ended
	4/30/12(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Change in net assets from operations:
Net investment income	0.01
Net realized and unrealized gain from investments, option contracts and foreign currency transactions	0.35

Total from investment activities	0.36

Net Asset Value, End of Period	$10.36

Total return	3.60	%(b)

Net assets at end of period (000’s)	$875
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.41	%(c)
Ratio of gross expenses before reimbursement to average net assets	11.32	%(c)
Ratio of net investment income to average net assets	0.19	%(c)
Portfolio turnover rate	—	%(b)

(a)	Commenced operations on November 8, 2011.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes to financial statements.
17

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

FINANCIAL HIGHLIGHTS

Commonwealth Japan Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six
	months ended		For the year		For the year	For the year		For the year	For the year
	4/30/12		ended		ended	ended		ended	ended
	(Unaudited)		10/31/11		10/31/10	10/31/09		10/31/08	10/31/07

Net Asset Value, Beginning of Period	$2.70		$2.80		$2.69	$2.47		$3.82	$4.33

Change in net assets from operations:
Net investment loss	(0.04)		(0.09)		(0.07)	(0.06	)(a)	(0.04)	(0.07)
Net realized and unrealized gain (loss)
from investments, option contracts
and foreign currency transactions	0.08		(0.01	)(b)	0.18	0.28		(1.31)	0.11

Total from investment activities	0.04		(0.10)		0.11	0.22		(1.35)	0.04

Distributions
Net realized gains	—		—		—	—		—	(0.55)

Total distributions	—		—		—	—		—	(0.55)

Redemption fees	—		—	(c)	— (c)	—	(c)	—	—

Net Asset Value, End of Period	$2.74		$2.70		$2.80	$2.69		$2.47	$3.82

Total return	1.48	%(d)	(3.57)%		4.09%	8.91%		(35.34)%	1.02%

Net assets at end of period (000’s)	$3,713		$3,794		$4,017	$4,432		$4,905	$8,121
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	4.84	%(e)	3.91%		4.24%	4.56%		3.33%	3.19%
Ratio of gross expenses before
reimbursement to average net assets	4.84	%(e)	3.91%		4.24%	4.56%		3.33%	3.19%
Ratio of net investment loss to average
net assets	(2.62)	%(e)	(2.52)%		(2.45)%	(2.58)%		(1.36)%	(1.78)%
Portfolio turnover rate	6	%(d)	62%		10%	30%		10%	2%

(a)	Calculated using the average shares method.
(b)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.
(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.
18

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

FINANCIAL HIGHLIGHTS

Commonwealth Global Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six
	months ended		For the year		For the year	For the year	For the year	For the year
	4/30/12		ended		ended	ended	ended	ended
	(Unaudited)		10/31/11		10/31/10	10/31/09	10/31/08	10/31/07

Net Asset Value, Beginning of Period	$15.24		$15.44		$13.40	$11.16	$19.97	$17.07

Change in net assets from operations:
Net investment income (loss)	(0.05)		(0.07)		(0.12)	(0.10) (a)	(0.02)	0.04
Net realized and unrealized gain (loss)
from investments, option contracts
and foreign currency transactions	0.67		(0.13	)(b)	2.16	2.34	(7.60)	3.77

Total from investment activities	0.62		(0.20)		2.04	2.24	(7.62)	3.81

Distributions
Net investment income	—		—		—	—	(0.01)	—
Net realized gains	(1.52)		—		—	—	(1.18)	(0.91)

Total distributions	(1.52)		—		—	—	(1.19)	(0.91)

Redemption fees	—		—	(c)	— (c)	— (c)	—	—

Net Asset Value, End of Period	$14.34		$15.24		$15.44	$13.40	$11.16	$19.97

Total return	4.93	%(d)	(1.30)%		15.22%	20.07%	(40.36)%	23.13%

Net assets at end of period (000’s)	$13,741		$13,285		$16,574	$14,953	$13,328	$29,041
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.33	%(e)	3.05%		3.02%	3.40%	2.43%	2.34%
Ratio of gross expenses before
reimbursement to average net assets	3.33	%(e)	3.05%		3.02%	3.40%	2.43%	2.34%
Ratio of net investment income (loss) to
average net assets	(0.67	)%(e)	(0.38)%		(0.85)%	(0.92)%	(0.12)%	0.27%
Portfolio turnover rate	6	%(d)	18%		10%	12%	7%	12%

(a)	Calculated using the average shares method.
(b)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.
(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.
19

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

FINANCIAL HIGHLIGHTS

Commonwealth Real Estate Securities Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six
	months ended		For the year		For the year	For the year		For the year	For the year
	4/30/12		ended		ended	ended		ended	ended
	(Unaudited)		10/31/11		10/31/10	10/31/09		10/31/08	10/31/07

Net Asset Value, Beginning of Period	$9.72		$10.09		$8.42	$7.56		$14.21	$14.06

Change in net assets from operations:
Net investment income (loss)	(0.09)		(0.16)		(0.09)	(0.01	)(a)	(0.08)	0.06
Net realized and unrealized gain (loss) from investments, option contracts and foreign currency transactions	1.29		(0.21	)(b)	1.76	0.87		(5.45)	0.21

Total from investment activities	1.20		(0.37)		1.67	0.86		(5.53)	0.27

Distributions
Net investment income	—		—		—	—		—	(0.09)
Net realized gains	—		—		—	—		(0.95)	(0.03)
Return of capital	—		—		—	—		(0.17)	—

Total distributions	—		—		—	—		(1.12)	(0.12)

Redemption fees	—		—	(c)	—	—		—	—

Net Asset Value, End of Period	$10.92		$9.72		$10.09	$8.42		$7.56	$14.21

Total return	12.35	%(d)	(3.67)%		19.83%	11.38%		(41.65)%	1.91%

Net assets at end of period (000’s)	$8,047		$7,294		$9,063	$8,189		$8,190	$15,037
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.56	%(e)	3.29%		3.22%	3.71%		2.55%	2.49%
Ratio of gross expenses before reimbursement to average net assets	3.56	%(e)	3.29%		3.22%	3.71%		2.55%	2.49%
Ratio of net investment income (loss) to average net assets	(1.72	)%(e)	(1.48)%		(0.89)%	(0.11)%		(0.66)%	0.41%
Portfolio turnover rate	5	%(d)	7%		21%	5%		13%	20%

(a)	Calculated using the average shares method.
(b)
The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.
20

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

NOTES TO FINANCIAL STATEMENTS – April 30, 2012 (Unaudited)

Note 1 – Organization
Commonwealth International Series Trust (the “Trust”) was organized as a Massachusetts business trust on May 8, 1986, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund (the “Africa Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”).

Note 2 – Investment Objectives
Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of financial statements for the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Valuation of Securities – Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund, the measure is based on a comparison to the iShares MSCI Australia Index Fund and in the Japan Fund it is based on a comparison between the S&P 500 Futures — Tokyo close to the U.S. close.

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments.  Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds.  The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written options.  Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

NOTES TO FINANCIAL STATEMENTS – April 30, 2012 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2012:

	Australia/New Zealand Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$20,111,679	$—	$—	$20,111,679
Corporate Bonds	850,745	—	—	850,745
Preferred Stocks*	522,808	—	—	522,808
Short Term Investments	12,632	—	—	12,632

Total	$21,497,864	$—	$—	$21,497,864

	Africa Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$256,605	$—	$—	$256,605
Exchange Traded Funds	382,760	—	—	382,760
International Bonds	26,671			26,671
Short Term Investments	296,920	—	—	296,920

Total	$962,956	$—	$—	$962,956

	Japan Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$3,402,737	$—	$—	$3,402,737
Call Options	26,250	—	—	26,250
Short Term Investments	6,482	—	—	6,482

Total	$3,435,469	$—	$—	$3,435,469

	Global Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$11,535,570	$—	$—	$11,535,570
Preferred Stocks*	684,140	—	—	684,140
Short Term Investments	1,488,690	—	—	1,488,690

Total	$13,708,400	$—	$—	$13,708,400

	Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$7,314,812	$—	$—	$7,314,812
Exchange Traded Funds	247,019	—	—	247,019
Corporate Bonds	—	255,156	—	255,156
Call Options	161,000	—	—	161,000
Short Term Investments	83,796	—	—	83,796

Total	$7,806,627	$255,156	$—	$8,061,783

*	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.
**	There were no Level 3 securities held as of April 30, 2012.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

NOTES TO FINANCIAL STATEMENTS – April 30, 2012 (Unaudited) (Continued)

As described in Note 3 – Significant Accounting Policies under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. As a result of such an event at October 31, 2011, these securities were fair valued by the service and therefore, categorized in Level 2. On April 30, 2012, conditions were not met requiring securities to be fair valued and therefore, categorized in Level 1. During the period ended April 30, 2012, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund and the Japan Fund were valued at fair value. During the period ended April 30, 2012, these transactions represent the only significant transfers between each of the three Levels. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

C) Currency Translation – For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments – Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2008 – 2012 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended April 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the period ended April 30, 2012, the Australia/New Zealand Fund, Africa Fund, Japan Fund, Global Fund, and Real Estate Fund had contributions to capital due to redemption fees in the amount of $2, $0, $0, $0 and $0, respectively.

I) Option Accounting Principles – When a Fund sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

NOTES TO FINANCIAL STATEMENTS – April 30, 2012 (Unaudited) (Continued)

When a Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s inability to be able to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. As of April 30, 2012, the Funds held no foreign currency contracts.

K) Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian bank takes possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral value by the Funds may be delayed or limited.

L) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements
A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp. as the Funds’ investment advisor (the “Advisor”). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a monthly fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund other than the Africa Fund for which it receives 1.25% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive the Management Fee of 1.25% for the Africa Fund through February 28, 2013. The Advisor may not terminate this arrangement prior to February 28, 2013 unless the investment advisory agreement is terminated. The Africa Fund has agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three years of the date of any such waiver and such repayment does not cause the Africa Fund’s total fund operating expenses to exceed 3.30%. For the period ended April 30, 2012, the Advisor waived Management Fees in the Africa Fund in the amount of $2,809 which is subject to recoupment. For the period ended April 30, 2012, the Advisor chose to voluntarily waive beyond its contractual agreement in the Africa Fund in the amount of $17,486 which amount is not subject to recoupment.

Certain officers of the Trust are also officers of FCA.

B) Administration, Fund Accounting and Transfer Agent – UMB Fund Services, Inc. (“UMB”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services UMB receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. An officer of the Trust also is an employee of UMB, but is paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – UMB Distribution Services, LLC, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee. UMB Distribution Services, LLC is an affiliate of UMB.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Fund’s assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Fund and the servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Fund’s shares. These amounts are disclosed on the Statement of Operations under Distribution fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board of Trustees has currently authorized each Fund to pay out only 0.25% under its Plan. If the Trustees’ intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

24

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

NOTES TO FINANCIAL STATEMENTS – April 30, 2012 (Unaudited) (Continued)

D) Legal Counsel – The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law Group TM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively &Associates, Inc., but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 – Investments in Affiliates
 The Global Fund may invest a portion of its assets in the remaining four funds in the Trust. The Funds are considered to be affiliated under the Act because they have the same investment advisor. When computing both the advisory fee and the Rule 12b-1 fee for the Global Fund, average daily net assets are reduced by Fund assets invested in the affiliated funds. There were no affiliated holdings for the Global Fund during the period.

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended April 30, 2012 appears below:

							Change in			Realized
	Percentage	Shares	Shares	Fair Value	Cost of	Cost of	Appreciation/	Fair Value	Dividend	Gain
Security Held	of Ownership	10/31/11	4/30/12	10/31/11	Purchases	Sales	Depreciation	4/30/12	Income	(Loss)
Mowbray Collectables Ltd.	7.36%	821,593	821,593	$398,677	—	—	($96,342)	$302,335	$—	$—

Note 6 – Purchases and Sales of Securities
Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period ended April 30, 2012 were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$1,126,807	$1,657,996
Africa Fund	631,454	—
Japan Fund	226,549	813,465
Global Fund	1,138,772	735,699
Real Estate Securities Fund	358,834	361,520

Note 7 – Financial Instruments with Off-Balance Sheet Risk
 In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. At April 30, 2012, the Commonwealth Funds had no outstanding written options.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

NOTES TO FINANCIAL STATEMENTS – April 30, 2012 (Unaudited) (Continued)

Note 8 – Derivatives
 The Funds’ use of derivatives for the period ended April 30, 2012 was limited to writing options and foreign exchange contracts. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

Fund/Financial	Location of Gain (Loss) on	Amount of	Amount of
Instrument Type	Derivatives Recognized in Income	Realized Gain (Loss)	Unrealized Gain (Loss)

Australia/New Zealand Fund
Foreign Exchange Contracts	Net realized loss on foreign currency transactions	$(7,546)	$—
	Net change in unrealized appreciation/depreciation
	on foreign currency translations	—	(4,476)
Africa Fund
Foreign Exchange Contracts	Net realized gain on foreign currency transactions	316	—
	Net change in unrealized appreciation/depreciation
	on foreign currency translations	—	(316)
Japan Fund
Foreign Exchange Contracts
and Equity Contracts	Net realized loss on foreign currency transactions	(672)	—
	Net realized loss from option contracts	(38,716)	—
	Net change in unrealized appreciation/depreciation
	on foreign currency translations	—	3,647
	Net change in unrealized appreciation/depreciation
	on option contracts	—	15,525
Real Estate Securities Fund
Equity Contracts	Net change in unrealized appreciation/depreciation on option contracts	—	24,300

Note 9 – Tax Matters
As of October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New			Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund

Undistributed ordinary income	$231,578	$—	$—	$—
Undistributed long-term capital gains	—	—	1,332,662	—

Tax accumulated earnings	231,578	—	1,332,662	—
Accumulated capital and other losses	(959,213)	(876,164)	—	(669,431)
Unrealized appreciation (depreciation) on investments	3,150,606	622,003	2,425,281	(185,301)
Unrealized appreciation (depreciation) on foreign currency	4,721	(462)	—	—

Total accumulated earnings (deficit)	$2,427,692	$(254,623)	$3,757,943	$(854,732)

26

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

NOTES TO FINANCIAL STATEMENTS – April 30, 2012 (Unaudited) (Continued)

At April 30, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Gross unrealized appreciation	$6,436,383	$36,007	$847,389	$3,316,946	$1,811,762
Gross unrealized depreciation	(2,397,811)	(1,426)	(211,754)	(338,164)	(828,390)
Net unrealized appreciation on
foreign currency translations	245	(315)	3,185	—	—

Net unrealized appreciation (depreciation)	$4,038,817	$34,266	$638,820	$2,978,782	$983,372

Cost of investments	$17,459,292	$928,375	$2,799,834	$10,729,618	$7,078,411

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

The tax character of distributions paid during the tax years ended October 31, 2011 and 2010 were as follows:

	Australia/New						Real Estate
	Zealand Fund		Japan Fund		Global Fund		Securities Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2011	2010	2011	2010	2011	2010	2011	2010
Distributions paid from:
Ordinary Income	$370,401	$—	$—	$—	$—	$—	$—	$—
Net long-term capital gains	—	—	—	—	—	—	—	—
Total distributions paid	$370,401	—	—	—	—	—	—	—

As of October 31, 2011, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Australia/New			Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund
For losses expiring October 31,
2016	$—	$54,096	$—	$175,591
2017	959,213	822,068	—	—
2018	—	—	—	493,840
	$959,213	$876,164	$—	$669,431

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2011, the Australia/New Zealand Fund, Japan Fund, Global Fund and Real Estate Securities Fund utilized $847,837, $55,343, $84,477 and $71,404, respectively, of their capital loss carryovers.

Note 10 – Revolving Credit Agreement
The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”) . Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provided a line of credit in an amount of up to $3,500,000 for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow to the lesser of 1/3 of the value of its net assets taken at market value, at the time of the borrowing, including the amount borrowed, or 5% of the Fund’s total assets valued at costs,

27

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

NOTES TO FINANCIAL STATEMENTS – April 30, 2012 (Unaudited) (Continued)

excluding the amount borrowed. Under the terms of the Agreement, any principal balance outstanding would bear interest at the Federal Funds Rate in effect at that time plus 1.50%. No borrowings were outstanding under the Agreement as of April 30, 2012.

Note 11 – Contractual Obligations
Under the Funds organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown.

Note 12 – Concentration of Market Risk
The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by Africa issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 13 – Legal Matters
On October 22, 2010, Edward S. Weisfelner, as Trustee of the LB Creditor Trust (the “Plaintiff”), filed a suit in the Supreme Court of the State of New York in the County of New York against, among numerous other defendants, the Trust’s custodian (the “Custodian”) as a record holder of shares of Lyondell Chemical Company (“Lyondell”). Among the shares alleged to have been held by the Custodian were 10,000 shares for which the Commonwealth Global Fund (the “Global Fund”) was a beneficial shareholder. On December 19, 2011, the Plaintiff filed a Second Amended Complaint in the U.S. Bankruptcy Court, Southern District of New York, naming the Global Fund as a defendant. Generally, the Plaintiff’s claim alleges that a merger transaction, which closed on December 20, 2007, in which the Global Fund and the other shareholders of Lyondell disposed of their positions in Lyondell caused Lyondell to be insolvent and ultimately resulted in Lyondell filing for bankruptcy protection. Lyondell sought bankruptcy protection in cases filed on January 6, 2009 and April 24, 2009. The Plaintiff’s claim further alleges that, under various theories under state law, the transaction constituted a fraudulent transfer. The Plaintiff is seeking to set aside and recover the entire amount of the transfer, which is alleged to be approximately $5.9 billion. The Global Fund’s proceeds from the transaction amounted to $479,700. As of this date, the suit has only involved preliminary procedural filings, including Motions to Dismiss the Complaint. To date, the Trust has joined in the response with several other defendants in the case seeking to dismiss the claims. The Court has not yet rendered a decision as to the motion to dismiss. The Trust expects to continue participating in the defense of this case, albeit as a direct defendant.

Note 14 – Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds’ through the date that the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

28

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

ADDITIONAL INFORMATION – April 30, 2012 (Unaudited)

Table of Shareholder Expenses
 As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/11	4/30/12	11/1/11 – 4/30/12	11/1/11 – 4/30/12

Australia/New Zealand Fund	$1,000.00	$1,065.50	$17.26	3.36%
Africa Fund	1,000.00	1,036.00	11.73**	2.41%**
Japan Fund	1,000.00	1,014.80	24.25	4.84%
Global Fund	1,000.00	1,049.30	16.97	3.33%
Real Estate Securities Fund	1,000.00	1,123.50	18.80	3.56%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/11	4/30/12	11/1/11 – 4/30/12	11/1/11 – 4/30/12

Australia/New Zealand Fund	$1,000.00	$1,008.30	$16.78	3.36%
Africa Fund	1,000.00	1,013.50	11.60 **	2.41%**
Japan Fund	1,000.00	1,000.90	24.08	4.84%
Global Fund	1,000.00	1,008.50	16.63	3.33%
Real Estate Securities Fund	1,000.00	1,007.30	17.77	3.56%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182 (the number of days in the most recent fiscal half-year) divided by 366 (the number of days in the fiscal year) to reflect the one-half year period.

**
The Africa Fund commenced operations on November 8, 2011. The Fund’s expense ratio is multiplied by 175 (the number of days in the most recent period) divided by 366 (the number of days in the fiscal year) to reflect the one-half year period.

29

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

ADDITIONAL INFORMATION – April 30, 2012 (Unaudited)

Disclosure of Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

30

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS – April 30, 2012 (Unaudited)

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Commonwealth Japan Fund (the “Japan Fund”), The Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to Investment the Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 21-22, 2012 the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

In considering whether to approve the renewal of the Agreements, the Trustees considered factors that they deemed reasonable, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest. It was noted that the continuation of the Agreements was discussed at the GNC Committee meeting held on March 21, 2012 as well as a special meeting of the GNC Committee held on February 3, 2012 and in preliminary discussions with the Advisor at the Board’s December 2011 quarterly meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. It was noted that in addition to the original request letter to FCA, the GNC Committee had requested supplemental information from FCA — it was noted that FCA had responded to that request for supplemental information.

The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Advisor; (ii) quarterly assessments of the investment performance of the Funds by personnel of the Advisor; (iii) commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Advisor’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and the Advisor; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Advisor; (vii) information on relevant developments in the mutual fund industry and how the Funds and/or the Advisor are responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each of the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the anticipated effect of size on the Funds’ performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be consider for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA
In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Funds among the service providers and the Independent Trustees; and its efforts to promote the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to retain, qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; FCA’s creativity in responding to difficult situations; the commitment of FCA’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and FCA’s continued cooperation with the Independent Trustees, the chief compliance officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including the education and experience of FCA’s personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds. After reviewing the foregoing information and further information in the materials provided by FCA (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS – April 30, 2012 (Unaudited) (Continued)

Investment Performance of the Funds and FCA
In considering the investment performance of the Funds and FCA, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to the Commonwealth Australia/New Zealand Fund (“Australia/New Zealand Fund”), the Trustees indicated their belief that the investment strategy of that Fund made it difficult to compare the investment performance of that Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that FCA was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees noted the overall relative performance that the Fund had experienced on a short and long-term basis in comparison to its benchmark indexes. With respect to the Commonwealth Japan Fund (“Japan Fund”), the Trustees noted that the Fund had outperformed its peer group category in the short-term and underperformed its peer group category on a longer term period. With respect to the Commonwealth Global Fund (“Global Fund”), the Trustees noted that the Fund had underperformed its category in both the short-term and longer-term periods. With respect to the Commonwealth Real Estate Fund (“Real Estate Fund”), the Trustees noted that the Fund had underperformed its category in both the short-term and longer-term periods. After reviewing and discussing the short and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds and FCA was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by FCA
In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) FCA’s financial condition and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by FCA regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for FCA in managing the Funds. The Trustees noted that FCA made certain assumptions in its profitability analysis and concluded that such assumptions and the rationales behind them were reasonable. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The Trustees noted that while the Funds’ advisory fees were in line with other funds and in some cases lower than average, the Funds’ total expenses were above the expense levels of the other identified comparable funds (each of the Australia/New Zealand, Japan and Real Estate Securities Funds having the highest expenses identified in their respective peer groups). The Trustees noted that the relatively smaller asset levels of the Funds limited meaningful comparisons with other funds. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any advisor to operate the Funds at average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Trustees noted FCA’s efforts to manage the expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Economies of Scale
The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than FCA if applicable asset levels are attained by the Funds. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest
In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts; and the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds.

32

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS – April 30, 2012 (Unaudited) (Continued)

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR THE AFRICA FUND
In considering whether to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and FCA Corp on behalf of the Africa Fund, the Trustees considered the factors that they deemed reasonable, including (i) the nature, extent, and quality of the services to be provided by the Advisor; (ii) investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized if the Fund grows and whether the advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decision, the Board took into consideration information furnished for the Board’s review and consideration. The Board reflected on its discussions at its special meeting on July 29, 2011 regarding the proposed Agreement and the manner in which the Fund was to be managed. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the approval of the Agreement, including (i) compliance and audit reports concerning the Advisor; (ii) disclosure information contained in the registration statement of the Trust and the Form ADV of the Advisor; (iii) information on relevant developments in the mutual fund industry and how the Advisor is responding to them; and (iv) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors that are specifically required to be consider for purposes of disclosure in the Fund’s next set of financial statements.

The Nature, Extent, and Quality of the Services to be Provided by the Advisor
In this regard, the Board considered the responsibilities the Advisor would have under the Advisory Agreement. The Board reviewed the services to be provided by the Advisor to the Africa Fund including, without limitation: the procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the efforts of the Advisor during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts of the Advisor to promote the Fund and grow its assets. The Board considered: the Advisor’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. After reviewing the foregoing and further information from the Advisor, the Board concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Africa Fund.

Investment Performance of the Africa Fund and the Advisor
The Board noted that the Africa Fund had not commenced operations and thus did not have investment performance information to review. The Board reviewed the investment performance return information for similar funds for one year, three year, and five year periods.

The Costs of the Services to be Provided and Profits to be Realized by the Advisor from the Relationship with the Africa Fund
In this regard, the Board considered: the financial condition of the Advisor and the level of commitment to the Africa Fund by the Advisor’s principals; the Advisor’s payment of startup costs for the Fund; the projected asset levels of the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Advisor managing the Africa Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board discussed the fee waiver arrangement by the Advisor. The Board determined that the Africa Fund’s anticipated expense ratio was generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Africa Fund were fair and reasonable.

The Extent to which Economies of Scale would be Realized as the Africa Fund Grows and Whether Advisory Fee Levels Reflect these Economies of Scale for the Benefit of the Africa Fund’s Investors
In this regard, the Board considered the Africa Fund’s fee arrangements with the Advisor. The Board noted that the management fee would stay the same as asset levels increased. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Advisor were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

33

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2012

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS – April 30, 2012 (Unaudited) (Continued)

Brokerage and Portfolio Transactions
In regard to brokerage and portfolio transactions, the Board considered the Advisor’s standards for seeking best execution and the relevancy of those standards to the strategies that would be employed in managing the Africa Fund. After further review, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible Conflicts of Interest
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Africa Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of the Advisor’s Code of Ethics and other relevant policies described in the Advisor’s Form ADV. Following further consideration and discussion, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the Agreement for the Fund.

34

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonwealth International Series Trust

/s/ Robert W. Scharar
By: Robert W. Scharar
President
June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By: Robert W. Scharar
President
(Principal Executive Officer)
June 26, 2012

/s/ Terrance P. Gallagher
By: Terrance P. Gallagher
Treasurer
(Principal Financial Officer)
June 26, 2012